UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--.5%
General Motors	5,530		176,628
Banks--13.6%
Bank of America	53,460		911,493
Citigroup	13,870		718,743
Comerica	5,298		264,158
Fifth Third Bancorp	10,660		213,413
JPMorgan Chase & Co.	17,970		1,082,513
PNC Financial Services Group	4,600		393,668
Regions Financial	15,080		151,403
Wells Fargo & Co.	17,310		897,870
			4,633,261
Capital Goods--5.0%
Cummins	2,421		319,524
Honeywell International	5,240		487,949
Northrop Grumman	2,038		268,527
Owens Corning	5,830		185,102
PACCAR	2,910		165,506
Raytheon	2,529		256,997
			1,683,605
Commercial & Professional Services--.5%
Tyco International	3,790		168,920
Consumer Durables & Apparel--1.0%
PVH	2,910		352,546
Consumer Services--1.1%
Carnival	9,170		368,359
Diversified Financials--12.9%
Ameriprise Financial	4,075		502,774
Berkshire Hathaway, Cl. B	7,630	a	1,054,008
Discover Financial Services	2,770		178,360
Goldman Sachs Group	4,510		827,901
Invesco	4,420		174,502
Morgan Stanley	18,280		631,940

TD Ameritrade Holding	7,750		258,617
Voya Financial	19,400		758,540
			4,386,642
Energy--10.9%
Anadarko Petroleum	6,760		685,734
Cameron International	2,270	a	150,683
Marathon Oil	10,530		395,823
Occidental Petroleum	15,819		1,520,997
Phillips 66	4,000		325,240
Schlumberger	6,190		629,461
			3,707,938
Exchange-Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	3,340		334,301
Food & Staples Retailing--1.7%
CVS Health	7,310		581,803
Food, Beverage & Tobacco--4.5%
Archer-Daniels-Midland	8,910		455,301
Coca-Cola Enterprises	6,000		266,160
Molson Coors Brewing, Cl. B	3,690		274,684
PepsiCo	3,670		341,640
Philip Morris International	2,260		188,484
			1,526,269
Health Care Equipment & Services--7.2%
Aetna	3,200		259,200
Cardinal Health	8,250		618,090
Cigna	3,675		333,286
Laboratory Corporation of America
Holdings	2,380	a	242,165
McKesson	1,760		342,619
Omnicare	3,990		248,417
UnitedHealth Group	4,610		397,612
			2,441,389
Insurance--5.4%
Allstate	4,080		250,390
American International Group	6,120		330,602
Genworth Financial, Cl. A	11,510	a	150,781
Hartford Financial Services Group	9,150		340,838

MetLife	8,440		453,397
Prudential Financial	3,420		300,755
			1,826,763
Materials--4.2%
Dow Chemical	6,290		329,848
International Paper	3,401		162,364
Martin Marietta Materials	5,093		656,691
Vulcan Materials	4,890		294,525
			1,443,428
Media--4.5%
News Corp., Cl. A	8,590	a	140,446
Omnicom Group	3,520		242,387
Time Warner	3,540		266,243
Twenty-First Century Fox, Cl. A	9,010		308,953
Viacom, Cl. B	1,980		152,341
Walt Disney	4,768		424,495
			1,534,865
Pharmaceuticals, Biotech & Life Sciences--9.4%
AbbVie	6,140		354,646
Agilent Technologies	4,340		247,293

Amgen	2,675		375,731
Eli Lilly & Co.	2,610		169,258
Endo International	2,581	a	176,386
Merck & Co.	14,280		846,518
Mylan	5,320	a	242,007
Pfizer	26,530		784,492
			3,196,331
Retailing--.5%
Kohl's	2,860		174,546
Semiconductors & Semiconductor Equipment--2.8%
Applied Materials	15,350		331,714
Texas Instruments	6,990		333,353
Xilinx	6,890		291,791
			956,858
Software & Services--2.5%
Google, Cl. C	428	a	247,110
Microsoft	8,050		373,198
Symantec	9,200		216,292
			836,600
Technology Hardware & Equipment--7.9%
Apple	8,314		837,636
Cisco Systems	40,900		1,029,453
EMC	17,530		512,928
Hewlett-Packard	6,290		223,106
Western Digital	838		81,554
			2,684,677
Telecommunication Services--.5%
Windstream Holdings	16,150	b	174,097
Transportation--1.1%
Delta Air Lines	10,590		382,829
Utilities--1.0%
Exelon	5,030		171,473
NRG Energy	5,310		161,849
			333,322
Total Common Stocks
(cost $26,591,862)			33,905,977
Investment of Cash Collateral for
Securities Loaned--.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $163,846)	163,846 [c]	163,846
Total Investments (cost $26,755,708)	100.2%	34,069,823
Liabilities, Less Cash and Receivables	(.2%)	(80,682)
Net Assets	100.0%	33,989,141

ETF--Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2014, the value of the fund’s securities on loan was $160,611 and the value of the collateral held by the fund was $163,846.
c Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $7,314,115 of which $7,492,048 related to appreciated investment and $177,933 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal lncome tax purposes substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.6
Diversified Financials	12.9
Energy	10.9
Pharmaceuticals, Biotech & Life Sciences	9.4
Technology Hardware & Equipment	7.9
Health Care Equipment & Services	7.2
Insurance	5.4
Capital Goods	5.0
Food, Beverage & Tobacco	4.5
Media	4.5
Materials	4.2
Semiconductors & Semiconductor Equipment	2.8
Software & Services	2.5
Food & Staples Retailing	1.7
Consumer Services	1.1
Transportation	1.1
Consumer Durables & Apparel	1.0
Exchange-Traded Funds	1.0
Utilities	1.0
Automobiles & Components	.5
Commercial & Professional Services	.5
Money Market Investment	.5
Retailing	.5
Telecommunication Services	.5
100.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	33,571,676	-	-	33,571,676
Exchange-Traded Funds	334,301	-	-	334,301
Mutual Funds	163,846	-	-	163,846

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2014 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Banks--3.7%
Associated Banc-Corp	148,000		2,578,160
BancorpSouth	79,100		1,593,074
BankUnited	5,600		170,744
Cathay General Bancorp	50,500		1,253,915
Comerica	11,900		593,334
East West Bancorp	5,700		193,800
Fulton Financial	21,100		233,788
KeyCorp	30,300		403,899
			7,020,714
Capital Goods--11.3%
Hexcel	34,500	a	1,369,650
Huntington Ingalls Industries	30,900		3,220,089
IDEX	39,400		2,851,378
Lennox International	33,400		2,567,458
Lincoln Electric Holdings	38,000		2,627,130
Masco	22,000		526,240
Oshkosh	7,000		309,050
SPX	27,900		2,620,647
Textron	51,100		1,839,089
Trinity Industries	68,000	b	3,176,960
			21,107,691
Commercial & Professional Services--2.6%
Deluxe	34,600		1,908,536
Manpowergroup	41,100		2,881,110
			4,789,646
Consumer Durables & Apparel--4.6%
Deckers Outdoor	33,500	a	3,255,530
Hanesbrands	22,500		2,417,400
NVR	2,600	a	2,938,052
			8,610,982

Consumer Services--.7%
Domino's Pizza	3,600		277,056
Hyatt Hotels, Cl. A	9,300	a	562,836
Wyndham Worldwide	4,700		381,922
			1,221,814
Diversified Financials--4.1%
Affiliated Managers Group	9,480	a	1,899,413
CBOE Holdings	12,100		647,653
SEI Investments	61,000		2,205,760
T. Rowe Price Group	2,400		188,160
Waddell & Reed Financial, Cl. A	52,900		2,734,401
			7,675,387
Energy--4.3%
Chesapeake Energy	78,300		1,800,117
Dril-Quip	26,200	a	2,342,280
EQT	6,400		585,856
Kosmos Energy	18,500	a	184,260
SM Energy	39,700		3,096,600
			8,009,113
Food & Staples Retailing--1.0%
Rite Aid	381,200	a	1,845,008
Food, Beverage & Tobacco--.2%
Ingredion	6,300		477,477
Health Care Equipment & Services--7.5%
Boston Scientific	175,300	a	2,070,293
C.R. Bard	7,600		1,084,596
Health Net	69,800	a	3,218,478
Hill-Rom Holdings	61,300		2,539,659
Teleflex	20,200		2,121,808
Universal Health Services, Cl. B	24,500		2,560,250
VCA	12,400	a	487,692
			14,082,776
Household & Personal Products--1.9%
Energizer Holdings	29,400		3,622,374
Insurance--5.6%
American Financial Group	4,200		243,138
Everest Re Group	20,400		3,305,004

The Hanover Insurance Group	24,900		1,529,358
Lincoln National	12,600		675,108
Old Republic International	151,700		2,166,276
Reinsurance Group of America	13,900		1,113,807
StanCorp Financial Group	22,400		1,415,232
			10,447,923
Materials--6.8%
Ball	4,600		291,042
Cabot	36,600		1,858,182
Commercial Metals	106,800		1,823,076
Olin	95,600		2,413,900
Packaging Corporation of America	10,000		638,200
Reliance Steel & Aluminum	14,900		1,019,160
Scotts Miracle-Gro, Cl. A	38,500		2,117,500
Worthington Industries	68,900		2,564,458
			12,725,518
Media--2.9%
John Wiley & Sons, Cl. A	24,000		1,346,640
New York Times, Cl. A	132,000		1,481,040
Starz, Cl. A	78,700	a	2,603,396
			5,431,076
Pharmaceuticals, Biotech & Life Sciences--4.9%
Charles River Laboratories
International	32,200	a	1,923,628
Covance	21,100	a	1,660,570
Mettler-Toledo International	13,800	a	3,534,594
United Therapeutics	16,300	a	2,096,995
			9,215,787
Real Estate--6.0%
Camden Property Trust	15,500	c	1,062,215
CBL & Associates Properties	87,100	c	1,559,090
Corrections Corporation of America	73,035	c	2,509,483
Extra Space Storage	12,500	c	644,625
National Retail Properties	37,200	b,c	1,286,004
Omega Healthcare Investors	44,500	c	1,521,455
Potlatch	26,900	c	1,081,649
Weingarten Realty Investors	52,500	c	1,653,750

			11,318,271
Retailing--3.5%
Bed Bath & Beyond	23,400	a	1,540,422
Big Lots	50,000		2,152,500
Dillard's, Cl. A	3,600		392,328
O'Reilly Automotive	8,700	a	1,308,132
Ross Stores	15,400		1,163,932
			6,557,314
Semiconductors & Semiconductor Equipment--4.9%
Integrated Device Technology	188,600	a	3,008,170
International Rectifier	63,400	a	2,487,816
Skyworks Solutions	62,000		3,599,100
			9,095,086
Software & Services--10.4%
Amdocs	10,500		481,740
ANSYS	41,500	a	3,140,305
Broadridge Financial Solutions	4,700		195,661
Computer Sciences	40,500		2,476,575
Convergys	37,300		664,686
Conversant	71,800	a	2,459,150
DST Systems	30,044		2,521,292
Mentor Graphics	111,300		2,281,093
NeuStar, Cl. A	54,100	a,b	1,343,303
PTC	76,000	a	2,804,400
Rovi	54,300	a	1,072,153
			19,440,358
Technology Hardware & Equipment--3.7%
ARRIS Group	79,900	a	2,265,565
Arrow Electronics	50,300	a	2,784,105
Brocade Communications Systems	124,800		1,356,576
Vishay Intertechnology	38,200		545,878
			6,952,124
Transportation--4.3%
Alaska Air Group	4,500		195,930
Kirby	28,600	a	3,370,510
Old Dominion Freight Line	23,600	a	1,667,104
Southwest Airlines	83,300		2,813,041

		8,046,585
Utilities--4.1%
Entergy	17,100	1,322,343
IDACORP	45,500	2,439,255
National Fuel Gas	41,600	2,911,584
PNM Resources	41,600	1,036,256
		7,709,438
Total Common Stocks
(cost $163,720,626)		185,402,462

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,838,221)	1,838,221 [d]	1,838,221
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,947,376)	5,947,376 [d]	5,947,376
Total Investments (cost $171,506,223)	103.2%	193,188,059
Liabilities, Less Cash and Receivables	(3.2%)	(6,035,579)
Net Assets	100.0%	187,152,480

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $5,748,204 and the value of the collateral held by the fund was $5,947,376.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $21,681,836 of which $28,920,664 related to appreciated investment securities and $7,238,828 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.3
Software & Services	10.4
Health Care Equipment & Services	7.5
Materials	6.8
Real Estate	6.0
Insurance	5.6
Pharmaceuticals, Biotech & Life Sciences	4.9
Semiconductors & Semiconductor Equipment	4.9
Consumer Durables & Apparel	4.6
Energy	4.3
Transportation	4.3
Money Market Investments	4.2
Diversified Financials	4.1
Utilities	4.1
Banks	3.7
Technology Hardware & Equipment	3.7
Retailing	3.5
Media	2.9
Commercial & Professional Services	2.6
Household & Personal Products	1.9
Food & Staples Retailing	1.0
Consumer Services	.7
Food, Beverage & Tobacco	.2
103.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	185,402,462	-	-	185,402,462
Mutual Funds	7,785,597	-	-	7,785,597

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	14,376	a,b	575,903
Drew Industries	12,672		534,632
Standard Motor Products	10,328		355,593
Superior Industries International	6,109		107,091
Winnebago Industries	12,169	b	264,919
			1,838,138
Banks--8.2%
Bank Mutual	34,966		224,132
Bank of the Ozarks	28,084		885,208
Banner	11,709		450,445
BBCN Bancorp	32,473		473,781
BofI Holding	5,196	b	377,801
Boston Private Financial Holdings	45,381		562,271
Brookline Bancorp	26,941		230,346
Cardinal Financial	9,817		167,576
City Holding	7,252		305,527
Columbia Banking System	25,200		625,212
Community Bank System	16,550		555,915
CVB Financial	51,895		744,693
Dime Community Bancshares	8,234		118,570
F.N.B.	75,874		909,729
First BanCorp	56,854	b	270,057
First Commonwealth Financial	54,338		455,896
First Financial Bancorp	24,831		393,075
First Financial Bankshares	29,720	a	825,919
First Midwest Bancorp	41,441		666,786
Glacier Bancorp	38,932		1,006,782
Hanmi Financial	19,558		394,289
Home BancShares	24,677		725,751
Independent Bank	8,830		315,408
MB Financial	31,978		885,151

National Penn Bancshares	62,475		606,632
NBT Bancorp	16,910		380,813
Northwest Bancshares	39,857		482,270
Old National Bancorp	56,824		737,007
Oritani Financial	24,549		345,895
Pinnacle Financial Partners	18,370		663,157
PrivateBancorp	36,845		1,102,034
Provident Financial Services	31,191		510,597
S&T Bancorp	17,996		422,186
Simmons First National, Cl. A	9,812		377,958
Sterling Bancorp	32,824		419,819
Susquehanna Bancshares	86,804		868,040
Texas Capital Bancshares	18,904	b	1,090,383
Tompkins Financial	3,455		152,296
TrustCo Bank	31,121		200,419
UMB Financial	16,438		896,693
United Bankshares	27,395		847,327
United Community Banks	24,472		402,809
ViewPoint Financial Group	17,177		411,217
Westamerica Bancorporation	10,598		493,019
Wilshire Bancorp	31,357		289,425
Wintrust Financial	22,167		990,200
			25,260,516
Capital Goods--10.2%
AAON	24,180		411,302
AAR	20,686		499,567
Aceto	12,766		246,639
Actuant, Cl. A	35,730		1,090,480
Aegion	19,334	b	430,181
Aerovironment	6,797	b	204,386
Albany International, Cl. A	14,191		483,062
American Science & Engineering	4,416		244,558
American Woodmark	8,145	b	300,225
Apogee Enterprises	13,072		520,266
Applied Industrial Technologies	20,869		952,670
Astec Industries	7,858		286,581
AZZ	11,046		461,391
Barnes Group	21,990		667,396

Briggs & Stratton	26,698		481,098
CIRCOR International	9,201		619,503
Comfort Systems USA	20,110		272,491
Cubic	8,102		379,174
Curtiss-Wright	23,583		1,554,591
DXP Enterprises	5,432	b	400,230
Dycom Industries	14,232	b	437,065
EMCOR Group	34,043		1,360,358
Encore Wire	8,285		307,291
EnerSys	23,720		1,390,941
Engility Holdings	10,599	b	330,371
EnPro Industries	10,055	b	608,629
ESCO Technologies	15,189		528,273
Federal Signal	36,481		483,008
Franklin Electric	16,245		564,351
GenCorp	22,722	a,b	362,870
General Cable	23,375		352,495
Gibraltar Industries	12,694	b	173,781
Griffon	23,130		263,451
Hillenbrand	31,530		973,962
John Bean Technologies	15,809		444,707
Kaman	10,603		416,698
Lindsay	6,464	a	483,184
Lydall	6,161	b	166,409
Moog, Cl. A	21,923	b	1,499,533
Mueller Industries	26,702		762,075
National Presto Industries	1,670	a	101,386
Orbital Sciences	31,959	b	888,460
PGT	15,018	b	139,968
Powell Industries	2,943		120,251
Quanex Building Products	21,247		384,358
Simpson Manufacturing	21,980		640,717
Standex International	6,610		490,065
Taser International	29,132	b	449,798
Teledyne Technologies	18,890	b	1,775,849
Tennant	7,589		509,146
Titan International	20,360	a	240,655
Toro	28,209		1,670,819

Universal Forest Products	11,653		497,700
Veritiv	3,860	b	193,232
Vicor	7,117	b	66,900
Watts Water Technologies, Cl. A	13,539		788,647
			31,373,194
Commercial & Professional Services--3.6%
ABM Industries	23,428		601,865
Brady, Cl. A	24,552		550,947
CDI	8,644		125,511
Exponent	6,515		461,783
G&K Services, Cl. A	8,813		488,064
Healthcare Services Group	30,138		862,248
Heidrick & Struggles International	7,267		149,264
Insperity	9,131		249,642
Interface	26,467		427,177
Kelly Services, Cl. A	11,908		186,598
Korn/Ferry International	27,426	b	682,907
Mobile Mini	22,299		779,796
Navigant Consulting	27,932	b	388,534
On Assignment	23,270	b	624,800
Resources Connection	24,825		346,061
Tetra Tech	27,933		697,766
The Brink's Company	26,852		645,522
TrueBlue	23,152	b	584,820
UniFirst	8,345		806,044
United Stationers	20,566		772,665
Viad	6,187		127,762
WageWorks	13,586	b	618,571
			11,178,347
Consumer Durables & Apparel--3.8%
Arctic Cat	7,243		252,201
Callaway Golf	35,564		257,483
Crocs	33,476	b	421,128
Ethan Allen Interiors	15,338		349,706
G-III Apparel Group	8,418	b	697,515
Helen of Troy	11,301	b	593,528
Iconix Brand Group	25,138	b	928,598
iRobot	13,177	a,b	401,240

La-Z-Boy	28,219		558,454
M/I Homes	10,923	b	216,494
Meritage Homes	17,571	b	623,771
Movado Group	10,934		361,478
Oxford Industries	8,344		508,901
Perry Ellis International	3,540	b	72,039
Quiksilver	50,174	b	86,299
Ryland Group	22,831		758,902
Skechers USA, Cl. A	20,441	b	1,089,710
Standard Pacific	68,547	a,b	513,417
Steven Madden	30,164	b	972,186
Sturm Ruger & Co.	10,123	a	492,889
Universal Electronics	7,731	b	381,679
Wolverine World Wide	49,769	a	1,247,211
			11,784,829
Consumer Services--4.3%
American Public Education	10,067	b	271,708
Biglari Holdings	465	a,b	157,988
BJ's Restaurants	9,299	b	334,671
Bob Evans Farms	9,660		457,304
Boyd Gaming	34,472	b	350,235
Buffalo Wild Wings	9,707	b	1,303,359
Capella Education	5,943		372,032
Career Education	18,464	b	93,797
Cracker Barrel Old Country Store	11,531		1,189,884
DineEquity	8,056		657,289
Interval Leisure Group	18,954		361,074
Jack in the Box	20,127		1,372,460
Marcus	13,987		220,995
Marriott Vacations Worldwide	15,420	b	977,782
Matthews International, Cl. A	13,991		614,065
Monarch Casino & Resort	7,214	b	85,919
Multimedia Games Holding Company	14,191	b	511,018
Papa John's International	13,426		536,906
Pinnacle Entertainment	27,044	b	678,534
Red Robin Gourmet Burgers	5,855	b	333,150
Regis	15,938		254,370
Ruby Tuesday	23,781	b	140,070

Ruth's Hospitality Group	22,486		248,245
Scientific Games, Cl. A	16,032	b	172,665
Sonic	25,346		566,737
Strayer Education	4,892	b	292,933
Texas Roadhouse	28,470		792,605
Universal Technical Institute	6,317		59,064
			13,406,859
Diversified Financials--3.9%
Calamos Asset Management, Cl. A	11,271		127,024
Cash America International	15,290		669,702
Encore Capital Group	9,652	a,b	427,680
Evercore Partners, Cl. A	17,836		838,292
EZCORP, Cl. A	22,883	b	226,771
Financial Engines	26,148	a	894,654
First Cash Financial Services	13,727	b	768,437
FXCM, Cl. A	13,932	a	220,822
Green Dot, Cl. A	17,189	b	363,375
Greenhill & Co.	14,239		661,971
HFF, Cl. A	18,866		546,171
Interactive Brokers Group, Cl. A	23,735		592,188
Investment Technology Group	22,310	b	351,606
MarketAxess Holdings	19,480		1,205,033
Piper Jaffray	7,269	b	379,733
Portfolio Recovery Associates	25,610	b	1,337,610
Stifel Financial	29,599	b	1,387,897
Virtus Investment Partners	3,322		577,031
World Acceptance	5,632	a,b	380,160
			11,956,157
Energy--5.0%
Approach Resources	13,260	a,b	192,270
Arch Coal	103,603	a	219,638
Basic Energy Services	16,874	b	365,997
Bill Barrett	23,690	b	522,128
Bristow Group	16,655		1,119,216
C&J Energy Services	20,205	b	617,263
Carrizo Oil & Gas	21,253	b	1,143,836
Cloud Peak Energy	26,303	b	331,944
Comstock Resources	23,079		429,731

Contango Oil & Gas	6,844	b	227,495
Era Group	11,930	b	259,478
Exterran Holdings	29,879		1,323,938
Forest Oil	74,032	b	86,617
Geospace Technologies	5,719	b	201,023
Green Plains	16,179		604,933
Gulf Island Fabrication	10,418		179,190
GulfMark Offshore, Cl. A	11,880		372,438
Hornbeck Offshore Services	14,659	b	479,789
ION Geophysical	85,949	b	239,798
Matrix Service	13,933	b	336,064
Newpark Resources	46,346	b	576,544
Northern Oil and Gas	27,469	b	390,609
Paragon Offshore	40,925	a	251,689
PDC Energy	18,830	b	946,961
Penn Virginia	31,420	b	399,348
PetroQuest Energy	30,634	b	172,163
Pioneer Energy Services	32,245	b	452,075
SEACOR Holdings	10,200	b	762,960
Stone Energy	26,506	b	831,228
Swift Energy	18,435	a,b	176,976
Synergy Resources	30,378	b	370,308
Tesco	18,564		368,495
TETRA Technologies	36,670	b	396,769
			15,348,911
Food & Staples Retailing--.8%
Andersons	14,066		884,470
Casey's General Stores	17,369		1,245,357
SpartanNash	13,080		254,406
			2,384,233
Food, Beverage & Tobacco--2.7%
Alliance One International	75,454	b	148,644
Annie's	6,157	b	282,606
B&G Foods	23,675		652,246
Boston Beer, Cl. A	3,865	b	857,102
Cal-Maine Foods	5,946		531,156
Calavo Growers	5,845		263,843
Darling Ingredients	73,608	b	1,348,499

Diamond Foods	9,134	b	261,324
J&J Snack Foods	7,052		659,785
Sanderson Farms	10,687	a	939,922
Seneca Foods, Cl. A	6,444	b	184,298
Snyder's-Lance	22,961		608,467
TreeHouse Foods	19,485	b	1,568,542
			8,306,434
Health Care Equipment & Services--7.6%
Abaxis	10,320		523,327
ABIOMED	17,068	a,b	423,798
Air Methods	15,799	b	877,634
Almost Family	1,909	b	51,867
Amedisys	12,690	b	255,957
AMN Healthcare Services	24,193	b	379,830
AmSurg	20,149	b	1,008,457
Analogic	7,167		458,401
Anika Therapeutics	8,139	b	298,376
Bio-Reference Laboratories	10,343	a,b	290,225
Cantel Medical	15,012		516,113
Chemed	9,158	a	942,358
Computer Programs & Systems	4,369		251,174
CONMED	12,898		475,162
CorVel	5,488	b	186,866
Cross Country Healthcare	10,644	b	98,883
CryoLife	9,536		94,120
Cyberonics	11,800	b	603,688
Cynosure, Cl. A	6,224	b	130,704
Ensign Group	7,838		272,762
Gentiva Health Services	11,066	b	185,687
Greatbatch	13,502	b	575,320
Haemonetics	23,691	b	827,290
Hanger	16,535	b	339,298
HealthStream	8,219	b	197,338
Healthways	14,929	b	239,163
ICU Medical	6,556	b	420,764
Integra LifeSciences Holdings	10,141	b	503,399
Invacare	14,723		173,879
IPC The Hospitalist	7,485	b	335,253

Kindred Healthcare	30,947		600,372
Landauer	6,668		220,111
LHC Group	7,437	b	172,538
Magellan Health	14,310	b	783,186
Masimo	23,679	b	503,889
MedAssets	29,433	b	609,852
Medidata Solutions	23,825	b	1,055,209
Meridian Bioscience	22,221	a	393,089
Merit Medical Systems	17,482	b	207,686
Molina Healthcare	13,917	b	588,689
MWI Veterinary Supply	6,022	b	893,665
Natus Medical	17,271	b	509,667
Neogen	15,328	b	605,456
NuVasive	22,257	b	776,102
Omnicell	18,341	b	501,260
PharMerica	16,084	b	392,932
Providence Service	5,419	b	262,171
Quality Systems	24,051		331,182
SurModics	11,076	b	201,140
Symmetry Medical	24,754	b	249,768
West Pharmaceutical Services	35,170		1,574,209
			23,369,266
Household & Personal Products--.4%
Central Garden & Pet, Cl. A	21,685	b	174,347
Inter Parfums	9,602		264,055
Medifast	8,486	b	278,595
WD-40	7,513		510,583
			1,227,580
Insurance--1.9%
AMERISAFE	8,589		335,916
eHealth	7,144	b	172,385
Employers Holdings	17,809		342,823
HCI Group	4,565		164,294
Horace Mann Educators	16,109		459,268
Infinity Property & Casualty	6,134		392,637
Meadowbrook Insurance Group	13,762		80,508
Navigators Group	5,540	b	340,710
ProAssurance	26,140		1,151,990

RLI	15,592		674,978
Safety Insurance Group	5,137		276,936
Selective Insurance Group	27,570		610,400
Stewart Information Services	9,839		288,775
United Fire Group	12,000		333,240
Universal Insurance Holdings	15,172		196,174
			5,821,034
Materials--6.1%
A. Schulman	13,269		479,807
A.M. Castle & Co.	11,645	a,b	99,448
AK Steel Holding	83,515	b	668,955
American Vanguard	5,265		58,968
Balchem	14,174		801,823
Boise Cascade	15,808	b	476,453
Calgon Carbon	29,694	b	575,470
Century Aluminum	26,437	b	686,569
Clearwater Paper	10,933	b	657,183
Deltic Timber	3,676		229,088
Flotek Industries	19,896	b	518,689
FutureFuel	12,316		146,437
Glatfelter	19,909		437,003
Globe Specialty Metals	34,931		635,395
H.B. Fuller	21,857		867,723
Hawkins	2,111		75,912
Haynes International	4,806		221,028
Headwaters	37,413	b	469,159
Innophos Holdings	10,964		604,007
Intrepid Potash	25,172	a,b	388,907
Kaiser Aluminum	9,721		740,935
KapStone Paper and Packaging	37,303	b	1,043,365
Koppers Holdings	7,145		236,928
Kraton Performance Polymers	14,345	b	255,484
LSB Industries	6,419	b	229,222
Materion	11,425		350,405
Myers Industries	8,754		154,421
Neenah Paper	9,418		503,675
Olympic Steel	6,210		127,740
OM Group	15,318		397,502

Quaker Chemical	6,898		494,518
RTI International Metals	14,135	b	348,569
Schweitzer-Mauduit International	13,811		570,532
Stepan	10,433		463,017
Stillwater Mining	61,737	b	927,907
SunCoke Energy	30,036	b	674,308
Tredegar	10,047		184,965
US Silica Holdings	26,573		1,661,078
Wausau Paper	26,511		210,232
Zep	9,611		134,746
			18,807,573
Media--.3%
E.W. Scripps, Cl. A	19,010	b	310,053
Harte-Hanks	25,401		161,804
Scholastic	9,877		319,225
Sizmek	12,022	b	93,050
			884,132
Pharmaceuticals, Biotech & Life Sciences--3.3%
Acorda Therapeutics	20,840	b	706,059
Affymetrix	45,134	b	360,169
Akorn	36,233	b	1,314,171
Albany Molecular Research	8,917	b	196,798
Cambrex	14,987	b	279,957
DepoMed	27,439	b	416,798
Emergent BioSolutions	18,282	b	389,589
Impax Laboratories	33,283	b	789,140
Lannett Company	14,030	b	640,890
Ligand Pharmaceuticals	10,923	b	513,272
Luminex	18,682	b	364,299
Medicines	28,525	b	636,678
Momenta Pharmaceuticals	21,574	b	244,649
PAREXEL International	27,709	b	1,748,161
Prestige Brands Holdings	26,637	b	862,240
Repligen	14,354	b	285,788
Sagent Pharmaceuticals	10,116	b	314,608
Spectrum Pharmaceuticals	21,529	a,b	175,246
			10,238,512
Real Estate--8.5%

Acadia Realty Trust	25,020	c	690,052
Agree Realty	3,984	c	109,082
American Assets Trust	18,011	c	593,823
Associated Estates Realty	25,251	c	442,145
Aviv	12,368		325,897
Capstead Mortgage	52,997	a,c	648,683
CareTrust	7,838	b	112,083
Cedar Realty Trust	39,978	c	235,870
Chesapeake Lodging Trust	22,939	c	668,672
CoreSite Realty	9,142	c	300,498
Cousins Properties	90,821	c	1,085,311
DiamondRock Hospitality	100,584	c	1,275,405
EastGroup Properties	15,006	c	909,214
Education Realty Trust	65,715	c	675,550
EPR Properties	27,502	c	1,393,801
Forestar Group	16,497	b,c	292,327
Franklin Street Properties	36,525	c	409,811
Geo Group	37,062		1,416,510
Getty Realty	17,692	c	300,764
Government Properties Income Trust	35,931	c	787,248
Healthcare Realty Trust	42,768	c	1,012,746
Inland Real Estate	47,446	c	470,190
Kite Realty Group Trust	36,803	c	892,105
Lexington Realty Trust	96,983	a,c	949,464
LTC Properties	19,120	c	705,337
Medical Properties Trust	75,759	c	928,805
Parkway Properties	34,911	c	655,629
Pennsylvania Real Estate
Investment Trust	32,322	c	644,501
Post Properties	27,142	c	1,393,470
PS Business Parks	10,467	c	796,957
Retail Opportunity Investments	40,779		599,451
Sabra Health Care	22,203	c	539,977
Saul Centers	7,414	c	346,530
Sovran Self Storage	16,697	c	1,241,589
Tanger Factory Outlet Centers	48,616	c	1,590,715
Universal Health Realty Income
Trust	7,162	c	298,512

Urstadt Biddle Properties, Cl. A	14,355	c	291,406
			26,030,130
Retailing--5.0%
Aeropostale	36,652	a,b	120,585
Barnes & Noble	19,929	b	393,398
Big 5 Sporting Goods	9,561		89,587
Blue Nile	6,961	b	198,737
Brown Shoe Co.	20,636		559,855
Buckle	14,161	a	642,768
Cato, Cl. A	13,321		459,042
Christopher & Banks	14,670	b	145,086
Finish Line, Cl. A	24,690		617,991
Francesca's Holdings	21,121	b	294,216
Fred's, Cl. A	13,301		186,214
FTD Companies	8,546	b	291,504
Genesco	10,568	b	789,958
Group 1 Automotive	9,718		706,596
Haverty Furniture	13,529		294,797
Hibbett Sports	11,798	b	502,949
Kirkland's	7,728	b	124,498
Lithia Motors, Cl. A	11,217		849,015
Lumber Liquidators Holdings	13,152	a,b	754,662
MarineMax	10,389	b	175,055
Men's Wearhouse	22,715		1,072,602
Monro Muffler Brake	13,248		642,925
NutriSystem	13,248		203,622
Outerwall	11,073	a,b	621,195
PEP Boys-Manny Moe & Jack	20,961	b	186,763
PetMed Express	10,485	a	142,596
Pool	21,379		1,152,756
Select Comfort	25,233	b	527,874
Sonic Automotive, Cl. A	12,992		318,434
Stage Stores	10,802		184,822
Stein Mart	13,136		151,721
The Children's Place	11,446		545,516
Tuesday Morning	18,405	b	357,149
Vitamin Shoppe	14,766	b	655,463
VOXX International	13,561	b	126,117

Zumiez	10,052	b	282,461
			15,368,529
Semiconductors & Semiconductor Equipment--4.1%
Advanced Energy Industries	18,930	b	355,695
Brooks Automation	37,126		390,194
Cabot Microelectronics	12,215	b	506,312
CEVA	16,283	b	218,844
Cirrus Logic	33,737	b	703,416
Cohu	10,332		123,674
Diodes	20,708	b	495,335
DSP Group	15,468	b	137,201
Entropic Communications	41,284	b	109,815
Exar	12,549	b	112,314
GT Advanced Technologies	59,479	a,b	644,158
Kopin	30,842	b	104,863
Kulicke & Soffa Industries	39,138	b	556,934
Micrel	15,627		187,993
Microsemi	44,147	b	1,121,775
MKS Instruments	26,257		876,459
Monolithic Power Systems	16,070		707,884
Nanometrics	7,456	b	112,586
Pericom Semiconductor	18,958	b	184,651
Power Integrations	15,647		843,530
Rubicon Technology	5,484	a,b	23,307
Rudolph Technologies	17,902	b	162,013
Synaptics	16,364	b	1,197,845
Tessera Technologies	19,840		527,347
TriQuint Semiconductor	79,602	b	1,518,010
Ultratech	10,042	b	228,456
Veeco Instruments	16,685	b	583,141
			12,733,752
Software & Services--7.3%
Blackbaud	24,247		952,665
Blucora	21,556	b	328,513
Bottomline Technologies	18,351	b	506,304
CACI International, Cl. A	11,491	b	818,964
Cardtronics	23,240	b	818,048
Ciber	42,057	b	144,256

comScore	13,712	b	499,254
CSG Systems International	18,833		494,931
Dealertrack Technologies	19,048	b	826,874
Dice Holdings	11,890	b	99,638
Digital River	15,624	b	226,860
Ebix	20,197	a	286,393
Epiq Systems	10,641		186,856
ExlService Holdings	18,217	b	444,677
Forrester Research	5,683		209,475
Heartland Payment Systems	19,128		912,788
iGATE	14,596	b	535,965
Interactive Intelligence Group	6,555	b	273,999
j2 Global	20,541	a	1,013,904
Liquidity Services	10,712	a,b	147,290
LivePerson	19,892	b	250,440
LogMeIn	12,326	b	567,859
Manhattan Associates	38,654	b	1,291,817
ManTech International, Cl. A	11,333		305,424
MAXIMUS	34,296		1,376,298
MicroStrategy, Cl. A	4,226	b	552,930
Monotype Imaging Holdings	21,174		599,648
Monster Worldwide	46,383	b	255,107
NetScout Systems	19,901	b	911,466
NIC	34,198		588,890
Perficient	15,842	b	237,472
Progress Software	28,407	b	679,211
QuinStreet	15,810	b	65,612
Stamps.com	9,205	b	292,351
SYKES Enterprises	23,258	b	464,695
Synchronoss Technologies	14,892	b	681,756
Take-Two Interactive Software	44,189	b	1,019,440
Tangoe	14,111	b	191,204
TeleTech Holdings	11,091	b	272,617
Tyler Technologies	14,708	b	1,300,187
VASCO Data Security International	13,907	b	261,173
Virtusa	11,021	b	391,907
XO Group	14,840	b	166,356
			22,451,514

Technology Hardware & Equipment--5.9%
Agilysys	10,199	b	119,634
Anixter International	13,777		1,168,841
Badger Meter	6,347		320,206
Bel Fuse, Cl. B	5,939		146,931
Benchmark Electronics	29,381	b	652,552
Black Box	8,331		194,279
CalAmp	14,120	b	248,794
Checkpoint Systems	21,554	b	263,605
Coherent	12,465	b	764,977
Comtech Telecommunications	6,381		237,054
CTS	21,006		333,785
Daktronics	20,749		255,005
DTS	4,712	b	118,978
Electro Scientific Industries	14,370		97,572
Electronics For Imaging	20,976	b	926,510
Fabrinet	16,877	b	246,404
FARO Technologies	7,367	b	373,875
Harmonic	57,634	b	365,400
II-VI	27,793	b	327,124
Insight Enterprises	21,039	b	476,113
Ixia	26,316	b	240,528
Littelfuse	9,746		830,164
Measurement Specialties	6,643	b	568,707
Mercury Systems	8,112	b	89,313
Methode Electronics	19,665		725,049
MTS Systems	6,174		421,437
NETGEAR	17,031	b	532,219
Newport	22,741	b	402,971
Oplink Communications	4,411		74,193
OSI Systems	7,490	b	475,465
Park Electrochemical	9,316		219,392
Plexus	18,457	b	681,617
Procera Networks	693	a,b	6,639
QLogic	46,962	b	430,172
Rofin-Sinar Technologies	14,989	b	345,646
Rogers	10,090	b	552,528
Sanmina	41,698	b	869,820

ScanSource	15,764	b	545,277
Super Micro Computer	15,093	b	444,036
SYNNEX	11,731		758,175
TTM Technologies	28,467	b	193,860
ViaSat	18,932	a,b	1,043,532
			18,088,379
Telecommunication Services--.6%
8x8	37,599	b	251,161
Atlantic Tele-Network	6,427		346,415
Cincinnati Bell	74,513	b	251,109
Consolidated Communications
Holdings	18,183	a	455,484
General Communication, Cl. A	16,922	b	184,619
Lumos Networks	5,197		84,451
NTELOS Holdings	7,830		83,311
Spok Holdings	11,989		155,977
			1,812,527
Transportation--2.0%
Allegiant Travel	6,158		761,498
ArcBest	13,745		512,688
Atlas Air Worldwide Holdings	9,967	b	329,110
Celadon Group	10,542		205,042
Forward Air	13,988		627,082
Heartland Express	22,927		549,331
Hub Group, Cl. A	15,308	b	620,433
Knight Transportation	24,977		684,120
Matson	24,047		601,896
Roadrunner Transportation Systems	9,603	b	218,852
Saia	11,020	b	546,151
SkyWest	22,323		173,673
UTi Worldwide	35,325	b	375,505
			6,205,381
Utilities--3.4%
ALLETE	16,687		740,736
American States Water	18,764		570,801
Avista	29,090		888,118
El Paso Electric	16,714		610,897
Laclede Group	18,717		868,469

New Jersey Resources	22,001		1,111,271
Northwest Natural Gas	14,649		618,920
NorthWestern	18,306	a	830,360
Piedmont Natural Gas	35,147		1,178,479
South Jersey Industries	14,977		799,173
Southwest Gas	22,530		1,094,507
UIL Holdings	29,574		1,046,920
			10,358,651
Total Common Stocks
(cost $218,841,045)			306,234,578
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 3/12/15	50,000	[d]	49,995
0.02%, 12/11/14	250,000	[d]	249,995
Total Short-Term Investments
(cost $299,988)			299,990

Other Investment--1.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,475,311)	4,475,311	[e]	4,475,311
Investment of Cash Collateral for
Securities Loaned--4.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,034,064)	15,034,064	[e]	15,034,064
Total Investments (cost $238,650,408)	106.0%		326,043,943
Liabilities, Less Cash and Receivables	(6.0%)		(18,376,516)
Net Assets	100.0%		307,667,427

a Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $15,182,696 and the value of the collateral held by the fund was $15,882,571, consisting of cash collateral of $15,034,064 and U.S.
Government & Agency securities valued at $848,507.
b Non-income producing security.
c Investment in real estate investment trust.

d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $87,393,535 of which $97,110,799 related to appreciated investment securities and $9,717,264 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.2
Real Estate	8.5
Banks	8.2
Health Care Equipment & Services	7.6
Software & Services	7.3
Short-Term/Money Market Investments	6.5
Materials	6.1
Technology Hardware & Equipment	5.9
Energy	5.0
Retailing	5.0
Consumer Services	4.3
Semiconductors & Semiconductor Equipment	4.1
Diversified Financials	3.9
Consumer Durables & Apparel	3.8
Commercial & Professional Services	3.6
Utilities	3.4
Pharmaceuticals, Biotech & Life Sciences	3.3
Food, Beverage & Tobacco	2.7
Transportation	2.0
Insurance	1.9
Food & Staples Retailing	.8
Automobiles & Components	.6
Telecommunication Services	.6
Household & Personal Products	.4
Media	.3
106.0

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2014	($)
Financial Futures Long
Russell 2000 E-mini	39	4,276,740	December 2014	(198,357)

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	305,055,735	-	-	305,055,735
Equity Securities - Foreign Common Stocks+	1,178,843	-	-	1,178,843
Mutual Funds	19,509,375	-	-	19,509,375
U.S. Treasury	-	299,990	-	299,990
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(198,357)	-	-	(198,357)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period ended September 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2014 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Application Software--9.2%
Adobe Systems	151,450	a	10,478,825
Concur Technologies	34,370	a	4,358,803
salesforce.com	197,790	a	11,378,859
			26,216,487
Automobile Manufacturers--1.8%
Tesla Motors	20,960	a	5,086,573
Communications Equipment--8.1%
Cisco Systems	454,280		11,434,228
Juniper Networks	517,670		11,466,391
			22,900,619
Computer Storage & Peripherals--18.5%
Apple	153,180		15,432,885
EMC	400,700		11,724,482
Lenovo Group	4,838,000		7,202,622
SanDisk	124,520		12,196,734
Western Digital	63,920		6,220,694
			52,777,417
Data Processing & Outsourced Services--4.6%
Visa, Cl. A	61,720		13,169,196
Electronic Components--2.9%
Amphenol, Cl. A	81,250		8,113,625
Internet Retail--7.2%
Netflix	23,280	a	10,503,470
Priceline Group	8,540	a	9,894,273
			20,397,743
Internet Software & Services--21.7%
Akamai Technologies	145,320	a	8,690,136
Alibaba Group Holding, ADR	109,058		9,689,803
Facebook, Cl. A	186,970	a	14,778,109
Google, Cl. A	10,590	a	6,231,262

Google, Cl. C	10,590	a	6,114,242
LinkedIn, Cl. A	46,820	a	9,728,728
Tencent Holdings	449,500		6,686,188
			61,918,468
IT Consulting & Other Services--2.9%
Cognizant Technology Solutions,
Cl. A	181,210	a	8,112,772
Life Sciences Tools & Services--2.8%
Illumina	48,750	a	7,991,100
Semiconductor Equipment--3.6%
Applied Materials	477,200		10,312,292
Systems Software--15.0%
Fortinet	304,940	a	7,704,309
Microsoft	298,680		13,846,805
ServiceNow	98,720	a	5,802,762
Symantec	294,550		6,924,871
VMware, Cl. A	90,300	a	8,473,752
			42,752,499
Total Common Stocks
(cost $223,759,881)			279,748,791

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,720,984)	4,720,984	[b]	4,720,984

Total Investments (cost $228,480,865)	99.9%		284,469,775
Cash and Receivables (Net)	.1%		156,695
Net Assets	100.0%		284,626,470

ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $55,988,910 of which $59,211,883 related to appreciated investment securities and $3,222,973 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Internet Software & Services	21.7
Computer Storage & Peripherals	18.5
Systems Software	15.0
Application Software	9.2
Communications Equipment	8.1
Internet Retail	7.2
Data Processing & Outsourced Services	4.6
Semiconductor Equipment	3.6
Electronic Components	2.9
IT Consulting & Other Services	2.9
Life Sciences Tools & Services	2.8
Automobile Manufacturers	1.8
Money Market Investment	1.6
99.9

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	256,170,178	-	-	256,170,178
Equity Securities - Foreign Common Stocks+	23,578,613	-	-	23,578,613
Mutual Funds	4,720,984	-	-	4,720,984

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)